Credit Facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Facilities (Details) [Line Items]
Interest expense debt	$ 45,130	$ 14,184	$ 52,521
Cost		1,125,173
Carrying value		79,903
Accumulated Depreciation		1,045,270
Depreciation expenses	74,185	101,741	$ 126,595
Interest rate			17.00%
Loan term			36 months
Long-term loans from financial institutions
Short-term loans from financial institutions		144,126
Interest expense long-term debt		47,229	$ 85,930
Several Revenue Equipment [Member]
Credit Facilities (Details) [Line Items]
Depreciation expenses
Chailease [Member]
Credit Facilities (Details) [Line Items]
Outstanding balances of loans		$ 144,126